Consolidated Statements of Shareholders’ Equity Statement - USD ($) $ in Thousands	Total	Ordinary shares	Common shares Ordinary shares	Common shares Deferred Shares	Common shares Deferred B shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance at Sep. 30, 2017	$ 142,601		$ 1	$ 0	$ 0	$ 0	$ 194,351	$ (3,849)	$ (47,902)
Beginning balance (shares) at Sep. 30, 2017			29,962,742	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs	156,803		$ 1		$ 118		156,802
Issuance, net of issuance cost (shares)			10,183,440	34,425	88,893,548	1
Share-based compensation expense	6,765						6,765
Unrealized gain on foreign currency translation	(6,071)							(6,071)
Net loss	(44,751)								(44,751)
Ending, balance at Sep. 30, 2018	255,465		$ 2	$ 0	$ 118	$ 0	357,918	(9,920)	(92,653)
Ending balance (shares) at Sep. 30, 2018			40,146,182	34,425	88,893,548	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs	3,393						3,393
Restricted shares - forfeited (shares)			(565)
Unrealized gain on foreign currency translation	(5,568)							(5,568)
Net loss	(20,648)								(20,648)
Ending, balance at Dec. 31, 2018	232,642		$ 2	$ 0	$ 118	$ 0	361,311	(15,488)	(113,301)
Ending balance (shares) at Dec. 31, 2018			40,145,617	34,425	88,893,548	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs	108,815						108,815
Issuance, net of issuance cost (shares)			4,830,000
Share-based compensation expense	30,386						30,386
Restricted shares - forfeited (shares)			(4,335)
Exercise of stock options	$ 48						48
Exercise of stock options (shares)	11,724		11,724
Unrealized gain on foreign currency translation	$ 6,797							6,797
Net loss	(123,849)								(123,849)
Ending, balance at Dec. 31, 2019	254,839		$ 2	$ 0	$ 118	$ 0	500,560	(8,691)	(237,150)
Ending balance (shares) at Dec. 31, 2019			44,983,006	34,425	88,893,548	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs	73,953		$ 1				73,952
Issuance, net of issuance cost (shares)			7,250,000
Share-based compensation expense	20,021						20,021
Restricted shares - forfeited (shares)			(1,969)
Exercise of stock options	$ 483						483
Exercise of stock options (shares)	115,194		115,194
Unrealized gain on foreign currency translation	$ 2,830							2,830
Net loss	(142,094)								(142,094)
Ending, balance at Dec. 31, 2020	$ 210,032		$ 3	$ 0	$ 118	$ 0	$ 595,016	$ (5,861)	$ (379,244)
Ending balance (shares) at Dec. 31, 2020		52,346,231	52,346,231	34,425	88,893,548	1